PROMISSORY NOTES RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2025
Promissory Notes Receivables
SCHEDULE OF ALLOWANCE FOR CREDIT LOSS OF PROMISSORY NOTES

The following table presents the activities in the allowance for expected credit losses for promissory notes receivables:

	Years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Balance at April 1,	$-	$-	$-	$-

Allowance for expected credit losses	-	-	47,123	6,041
Exchange translation difference	-	-	-	-

Balance at March 31,	$-	$-	$47,123	$6,041